Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory	$ 1,662,422	$ 1,889,164
Lubricant [Member]
Inventory	1,558,484	1,728,861
Victualing [Member]
Inventory	$ 103,938	$ 160,303